Consolidating Financial Statements - Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenues	$ 514,783,000	$ 479,501,000	$ 448,681,000
Cost of Revenue
Cost of revenues	343,028,000	322,649,000	303,889,000
Gross margin	171,755,000	156,852,000	144,792,000
Selling, general and administrative	125,910,000	119,389,000	121,583,000
Restructuring			2,321,000
(Gain) on settlement	0	(3,074,000)	(5,718,000)
Operating income	45,845,000	40,537,000	26,606,000
Interest expense	53,762,000	53,043,000	54,066,000
Loss before income taxes and noncontrolling interest	(7,917,000)	(12,506,000)	(27,460,000)
Provision (benefit) for income taxes	(17,159,000)	946,000	756,000
Consolidated net income (loss)	9,242,000	(13,452,000)	(28,216,000)
Net income attributable to noncontrolling interest	414,000	308,000	432,000
Net income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	8,828,000	(13,760,000)	(28,648,000)
Consolidating Adjustments
Cost of Revenue
Equity in earnings of subsidiary	4,192,000	2,754,000	1,692,000
Loss before income taxes and noncontrolling interest	(4,192,000)	(2,754,000)	(1,692,000)
Consolidated net income (loss)	(4,192,000)	(2,754,000)	(1,692,000)
Net income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	(4,192,000)	(2,754,000)	(1,692,000)
Parent Issuer UHS | Reportable Legal Entities
Revenue
Revenues	419,925,000	409,434,000	384,247,000
Cost of Revenue
Cost of revenues	281,857,000	278,860,000	263,117,000
Gross margin	138,068,000	130,574,000	121,130,000
Selling, general and administrative	101,188,000	100,038,000	103,322,000
Restructuring			2,321,000
(Gain) on settlement		(3,074,000)	(5,718,000)
Operating income	36,880,000	33,610,000	21,205,000
Equity in earnings of subsidiary	(4,192,000)	(2,754,000)	(1,692,000)
Interest expense	51,412,000	50,903,000	51,957,000
Loss before income taxes and noncontrolling interest	(10,340,000)	(14,539,000)	(29,060,000)
Provision (benefit) for income taxes	(19,582,000)	(1,087,000)	(844,000)
Consolidated net income (loss)	9,242,000	(13,452,000)	(28,216,000)
Net income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	9,242,000	(13,452,000)	(28,216,000)
Subsidiary Guarantors | Reportable Legal Entities
Revenue
Revenues	94,858,000	70,067,000	64,434,000
Cost of Revenue
Cost of revenues	61,171,000	43,789,000	40,772,000
Gross margin	33,687,000	26,278,000	23,662,000
Selling, general and administrative	24,722,000	19,351,000	18,261,000
Operating income	8,965,000	6,927,000	5,401,000
Interest expense	2,350,000	2,140,000	2,109,000
Loss before income taxes and noncontrolling interest	6,615,000	4,787,000	3,292,000
Provision (benefit) for income taxes	2,423,000	2,033,000	1,600,000
Consolidated net income (loss)	4,192,000	2,754,000	1,692,000
Net income attributable to noncontrolling interest	414,000	308,000	432,000
Net income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	$ 3,778,000	$ 2,446,000	$ 1,260,000